EMPLOYEE BENEFITS - Fair value of share-based compensation granted (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) year	Dec. 31, 2016 USD ($) year	Dec. 31, 2015 USD ($) year
Share-Based Payment Arrangements [Abstract]
Stock price (in usd per share) | $	$ 39.69	$ 31.89	$ 28.29
Expected option life | year	6	6	6
Volatility (as a percent)	19.00%	20.00%	20.00%
Risk-free interest rate	2.00%	1.95%	1.76%